Shareholder Report, Holdings (Details) - C000049878	Apr. 30, 2026
CurrencyExposure_Long_Other
Holdings [Line Items]
Percent of Net Long Exposure	47.80%
CurrencyExposure_Long_Kazakhstan
Holdings [Line Items]
Percent of Net Long Exposure	7.50%
CurrencyExposure_Long_Hungary
Holdings [Line Items]
Percent of Net Long Exposure	5.80%
CurrencyExposure_Long_Nigeria
Holdings [Line Items]
Percent of Net Long Exposure	5.10%
CurrencyExposure_Long_Uzbekistan
Holdings [Line Items]
Percent of Net Long Exposure	5.10%
CurrencyExposure_Long_Vietnam
Holdings [Line Items]
Percent of Net Long Exposure	4.40%
CurrencyExposure_Long_Taiwan
Holdings [Line Items]
Percent of Net Long Exposure	4.10%
CurrencyExposure_Long_India
Holdings [Line Items]
Percent of Net Long Exposure	3.60%
CurrencyExposure_Long_China
Holdings [Line Items]
Percent of Net Long Exposure	3.50%
CurrencyExposure_Long_Brazil
Holdings [Line Items]
Percent of Net Long Exposure	3.10%
CurrencyExposure_Long_Iceland
Holdings [Line Items]
Percent of Net Long Exposure	3.00%
Long_Currency_TotalTotal Long Exposure
Holdings [Line Items]
Percent of Total Long Exposure	93.00%
Asset Other Line
Holdings [Line Items]
Percent of Total Investments	0.60%
AssetSovereign Government Bonds
Holdings [Line Items]
Percent of Total Investments	30.60%
AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	68.80%